Inventory (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory
Packaging supplies	$ 2,943,653	$ 2,784,846	$ 0
Biological assets	1,523	1,371,749	0
Raw materials	465,204	2,009,754	0
Work in progress	1,406,179	1,969,696	0
Finished goods	10,727,266	14,060,936	0
Total	$ 15,543,825	$ 22,196,981	$ 0